Restructuring - Organizational Changes (Detail) - Full Time Equivalent Staff [Member]	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Organizational Changes [Line Items]
Corporate Bank	3	6
Investment Bank	0	2
Private Bank	21	40
Asset Management	2	2
Infrastructure	7	13
Total Full Time Equivalent Staff	32	63